Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LOOMIS SAYLES FUNDS I
Entity Central Index Key	0000917469
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000018122
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Income Fund
Class Name	Institutional Class
Trading Symbol	LSBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$67	0.64%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications along with finance companies.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,748	$10,138
02/2016	$9,774	$10,210
03/2016	$10,281	$10,303
04/2016	$10,534	$10,343
05/2016	$10,465	$10,345
06/2016	$10,641	$10,531
07/2016	$10,857	$10,598
08/2016	$10,959	$10,586
09/2016	$11,009	$10,580
10/2016	$10,898	$10,499
11/2016	$10,770	$10,250
12/2016	$10,863	$10,265
01/2017	$11,094	$10,285
02/2017	$11,230	$10,354
03/2017	$11,236	$10,349
04/2017	$11,300	$10,428
05/2017	$11,381	$10,509
06/2017	$11,506	$10,498
07/2017	$11,662	$10,543
08/2017	$11,634	$10,638
09/2017	$11,669	$10,587
10/2017	$11,596	$10,593
11/2017	$11,626	$10,580
12/2017	$11,675	$10,628
01/2018	$11,796	$10,506
02/2018	$11,669	$10,406
03/2018	$11,697	$10,473
04/2018	$11,654	$10,395
05/2018	$11,611	$10,469
06/2018	$11,612	$10,456
07/2018	$11,713	$10,459
08/2018	$11,706	$10,526
09/2018	$11,781	$10,458
10/2018	$11,569	$10,376
11/2018	$11,499	$10,438
12/2018	$11,340	$10,630
01/2019	$11,728	$10,742
02/2019	$11,832	$10,736
03/2019	$11,929	$10,942
04/2019	$12,052	$10,945
05/2019	$11,961	$11,139
06/2019	$12,259	$11,279
07/2019	$12,241	$11,304
08/2019	$12,291	$11,597
09/2019	$12,357	$11,535
10/2019	$12,437	$11,570
11/2019	$12,360	$11,564
12/2019	$12,653	$11,556
01/2020	$12,671	$11,778
02/2020	$12,400	$11,990
03/2020	$11,166	$11,920
04/2020	$11,420	$12,132
05/2020	$11,750	$12,188
06/2020	$11,919	$12,265
07/2020	$12,330	$12,448
08/2020	$12,382	$12,348
09/2020	$12,267	$12,341
10/2020	$12,199	$12,286
11/2020	$12,767	$12,406
12/2020	$12,923	$12,424
01/2021	$12,834	$12,334
02/2021	$12,766	$12,156
03/2021	$12,762	$12,005
04/2021	$12,939	$12,099
05/2021	$13,037	$12,139
06/2021	$13,281	$12,224
07/2021	$13,361	$12,361
08/2021	$13,420	$12,337
09/2021	$13,304	$12,231
10/2021	$13,362	$12,227
11/2021	$13,189	$12,263
12/2021	$13,340	$12,232
01/2022	$13,017	$11,968
02/2022	$12,811	$11,835
03/2022	$12,656	$11,506
04/2022	$12,215	$11,069
05/2022	$12,198	$11,141
06/2022	$11,671	$10,966
07/2022	$12,005	$11,234
08/2022	$11,823	$10,917
09/2022	$11,357	$10,445
10/2022	$11,355	$10,310
11/2022	$11,719	$10,689
12/2022	$11,673	$10,641
01/2023	$12,187	$10,968
02/2023	$11,884	$10,684
03/2023	$12,025	$10,956
04/2023	$12,059	$11,022
05/2023	$11,871	$10,902
06/2023	$11,978	$10,863
07/2023	$12,080	$10,856
08/2023	$12,020	$10,786
09/2023	$11,750	$10,512
10/2023	$11,477	$10,346
11/2023	$12,033	$10,815
12/2023	$12,613	$11,229
01/2024	$12,645	$11,198
02/2024	$12,543	$11,040
03/2024	$12,721	$11,142
04/2024	$12,405	$10,860
05/2024	$12,652	$11,044
06/2024	$12,754	$11,149
07/2024	$13,041	$11,409
08/2024	$13,275	$11,573
09/2024	$13,612	$11,728
10/2024	$13,429	$11,437
11/2024	$13,591	$11,558
12/2024	$13,458	$11,369
01/2025	$13,601	$11,430
02/2025	$13,795	$11,681
03/2025	$13,774	$11,685
04/2025	$13,833	$11,731
05/2025	$13,898	$11,647
06/2025	$14,146	$11,826
07/2025	$14,149	$11,795
08/2025	$14,384	$11,936
09/2025	$14,468	$12,067
10/2025	$14,517	$12,142
11/2025	$14,629	$12,217
12/2025	$14,688	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 12/30/96
Institutional Class	9.14%	2.59%	3.92%	7.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Dec. 30, 2096
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 4,407,846,032
Holdings Count | Holding	721
Advisory Fees Paid, Amount	$ 21,688,671
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,407,846,032
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	721
Portfolio Turnover Rate	104%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,688,671

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.0%
ABS Home Equity	3.2%
Banking	3.4%
Equity-Linked Notes	3.4%
Life Insurance	3.4%
Finance Companies	3.8%
Sovereigns	4.0%
Cable Satellite	4.2%
Technology	6.2%
ABS Other	6.6%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.5
U.S. Treasury	12.6
Not ratedFootnote Reference^	18.8
CCC	2.2
B	5.7
BB	15.1
BBB	35.9
A	6.9
AA	1.9
AAA	0.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Name change: Effective December 31, 2025, the Board of Trustees approved a change in the name of the Fund to Loomis Sayles Income Fund (formerly Loomis Sayles Bond Fund).

Objective change: Effective December 31, 2025, the Fund’s investment objective was replaced as follows: The Fund seeks to provide income with a secondary objective of capital appreciation.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.64% from 0.65%.

Material Fund Change Name [Text Block]	Name change: Effective December 31, 2025, the Board of Trustees approved a change in the name of the Fund to Loomis Sayles Income Fund (formerly Loomis Sayles Bond Fund).
Material Fund Change Objectives [Text Block]	Objective change: Effective December 31, 2025, the Fund’s investment objective was replaced as follows: The Fund seeks to provide income with a secondary objective of capital appreciation.
Material Fund Change Expenses [Text Block]	Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.64% from 0.65%.
Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018123
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Income Fund
Class Name	Retail Class
Trading Symbol	LSBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$94	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications along with finance companies.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Retail Class	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,737	$10,138
02/2016	$9,769	$10,210
03/2016	$10,268	$10,303
04/2016	$10,520	$10,343
05/2016	$10,449	$10,345
06/2016	$10,624	$10,531
07/2016	$10,838	$10,598
08/2016	$10,946	$10,586
09/2016	$10,986	$10,580
10/2016	$10,872	$10,499
11/2016	$10,741	$10,250
12/2016	$10,840	$10,265
01/2017	$11,061	$10,285
02/2017	$11,203	$10,354
03/2017	$11,199	$10,349
04/2017	$11,260	$10,428
05/2017	$11,339	$10,509
06/2017	$11,462	$10,498
07/2017	$11,607	$10,543
08/2017	$11,585	$10,638
09/2017	$11,617	$10,587
10/2017	$11,542	$10,593
11/2017	$11,570	$10,580
12/2017	$11,616	$10,628
01/2018	$11,734	$10,506
02/2018	$11,605	$10,406
03/2018	$11,631	$10,473
04/2018	$11,585	$10,395
05/2018	$11,539	$10,469
06/2018	$11,539	$10,456
07/2018	$11,627	$10,459
08/2018	$11,626	$10,526
09/2018	$11,691	$10,458
10/2018	$11,485	$10,376
11/2018	$11,412	$10,438
12/2018	$11,252	$10,630
01/2019	$11,637	$10,742
02/2019	$11,737	$10,736
03/2019	$11,823	$10,942
04/2019	$11,944	$10,945
05/2019	$11,859	$11,139
06/2019	$12,153	$11,279
07/2019	$12,133	$11,304
08/2019	$12,180	$11,597
09/2019	$12,243	$11,535
10/2019	$12,321	$11,570
11/2019	$12,241	$11,564
12/2019	$12,530	$11,556
01/2020	$12,536	$11,778
02/2020	$12,273	$11,990
03/2020	$11,053	$11,920
04/2020	$11,293	$12,132
05/2020	$11,619	$12,188
06/2020	$11,785	$12,265
07/2020	$12,191	$12,448
08/2020	$12,230	$12,348
09/2020	$12,123	$12,341
10/2020	$12,053	$12,286
11/2020	$12,605	$12,406
12/2020	$12,766	$12,424
01/2021	$12,666	$12,334
02/2021	$12,605	$12,156
03/2021	$12,599	$12,005
04/2021	$12,762	$12,099
05/2021	$12,856	$12,139
06/2021	$13,095	$12,224
07/2021	$13,172	$12,361
08/2021	$13,228	$12,337
09/2021	$13,110	$12,231
10/2021	$13,165	$12,227
11/2021	$12,991	$12,263
12/2021	$13,147	$12,232
01/2022	$12,824	$11,968
02/2022	$12,618	$11,835
03/2022	$12,462	$11,506
04/2022	$12,012	$11,069
05/2022	$12,003	$11,141
06/2022	$11,479	$10,966
07/2022	$11,807	$11,234
08/2022	$11,624	$10,917
09/2022	$11,161	$10,445
10/2022	$11,157	$10,310
11/2022	$11,514	$10,689
12/2022	$11,467	$10,641
01/2023	$11,972	$10,968
02/2023	$11,681	$10,684
03/2023	$11,807	$10,956
04/2023	$11,838	$11,022
05/2023	$11,650	$10,902
06/2023	$11,753	$10,863
07/2023	$11,851	$10,856
08/2023	$11,789	$10,786
09/2023	$11,521	$10,512
10/2023	$11,249	$10,346
11/2023	$11,795	$10,815
12/2023	$12,364	$11,229
01/2024	$12,393	$11,198
02/2024	$12,290	$11,040
03/2024	$12,464	$11,142
04/2024	$12,149	$10,860
05/2024	$12,379	$11,044
06/2024	$12,487	$11,149
07/2024	$12,757	$11,409
08/2024	$12,995	$11,573
09/2024	$13,314	$11,728
10/2024	$13,131	$11,437
11/2024	$13,287	$11,558
12/2024	$13,153	$11,369
01/2025	$13,291	$11,430
02/2025	$13,479	$11,681
03/2025	$13,457	$11,685
04/2025	$13,511	$11,731
05/2025	$13,572	$11,647
06/2025	$13,814	$11,826
07/2025	$13,814	$11,795
08/2025	$14,041	$11,936
09/2025	$14,122	$12,067
10/2025	$14,155	$12,142
11/2025	$14,261	$12,217
12/2025	$14,328	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 12/30/96
Retail Class	8.93%	2.34%	3.66%	7.34%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Dec. 30, 2096
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 4,407,846,032
Holdings Count | Holding	721
Advisory Fees Paid, Amount	$ 21,688,671
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,407,846,032
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	721
Portfolio Turnover Rate	104%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,688,671

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.0%
ABS Home Equity	3.2%
Banking	3.4%
Equity-Linked Notes	3.4%
Life Insurance	3.4%
Finance Companies	3.8%
Sovereigns	4.0%
Cable Satellite	4.2%
Technology	6.2%
ABS Other	6.6%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.5
U.S. Treasury	12.6
Not ratedFootnote Reference^	18.8
CCC	2.2
B	5.7
BB	15.1
BBB	35.9
A	6.9
AA	1.9
AAA	0.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Name change: Effective December 31, 2025, the Board of Trustees approved a change in the name of the Fund to Loomis Sayles Income Fund (formerly Loomis Sayles Bond Fund).

Objective change: Effective December 31, 2025, the Fund’s investment objective was replaced as follows: The Fund seeks to provide income with a secondary objective of capital appreciation.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.89% from 0.90%.

Material Fund Change Name [Text Block]	Name change: Effective December 31, 2025, the Board of Trustees approved a change in the name of the Fund to Loomis Sayles Income Fund (formerly Loomis Sayles Bond Fund).
Material Fund Change Objectives [Text Block]	Objective change: Effective December 31, 2025, the Fund’s investment objective was replaced as follows: The Fund seeks to provide income with a secondary objective of capital appreciation.
Material Fund Change Expenses [Text Block]	Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.89% from 0.90%.
Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018124
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Income Fund
Class Name	Admin Class
Trading Symbol	LBFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$118	1.13%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications along with finance companies.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Admin Class	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,742	$10,138
02/2016	$9,772	$10,210
03/2016	$10,271	$10,303
04/2016	$10,514	$10,343
05/2016	$10,440	$10,345
06/2016	$10,613	$10,531
07/2016	$10,825	$10,598
08/2016	$10,932	$10,586
09/2016	$10,971	$10,580
10/2016	$10,855	$10,499
11/2016	$10,721	$10,250
12/2016	$10,817	$10,265
01/2017	$11,037	$10,285
02/2017	$11,169	$10,354
03/2017	$11,162	$10,349
04/2017	$11,222	$10,428
05/2017	$11,306	$10,509
06/2017	$11,427	$10,498
07/2017	$11,570	$10,543
08/2017	$11,537	$10,638
09/2017	$11,575	$10,587
10/2017	$11,498	$10,593
11/2017	$11,523	$10,580
12/2017	$11,566	$10,628
01/2018	$11,681	$10,506
02/2018	$11,542	$10,406
03/2018	$11,565	$10,473
04/2018	$11,525	$10,395
05/2018	$11,477	$10,469
06/2018	$11,474	$10,456
07/2018	$11,561	$10,459
08/2018	$11,557	$10,526
09/2018	$11,620	$10,458
10/2018	$11,412	$10,376
11/2018	$11,337	$10,438
12/2018	$11,174	$10,630
01/2019	$11,555	$10,742
02/2019	$11,645	$10,736
03/2019	$11,736	$10,942
04/2019	$11,854	$10,945
05/2019	$11,767	$11,139
06/2019	$12,049	$11,279
07/2019	$12,035	$11,304
08/2019	$12,071	$11,597
09/2019	$12,131	$11,535
10/2019	$12,206	$11,570
11/2019	$12,124	$11,564
12/2019	$12,408	$11,556
01/2020	$12,412	$11,778
02/2020	$12,148	$11,990
03/2020	$10,941	$11,920
04/2020	$11,178	$12,132
05/2020	$11,499	$12,188
06/2020	$11,662	$12,265
07/2020	$12,053	$12,448
08/2020	$12,098	$12,348
09/2020	$11,980	$12,341
10/2020	$11,917	$12,286
11/2020	$12,463	$12,406
12/2020	$12,611	$12,424
01/2021	$12,518	$12,334
02/2021	$12,447	$12,156
03/2021	$12,437	$12,005
04/2021	$12,606	$12,099
05/2021	$12,697	$12,139
06/2021	$12,931	$12,224
07/2021	$12,995	$12,361
08/2021	$13,048	$12,337
09/2021	$12,938	$12,231
10/2021	$12,980	$12,227
11/2021	$12,814	$12,263
12/2021	$12,956	$12,232
01/2022	$12,635	$11,968
02/2022	$12,428	$11,835
03/2022	$12,280	$11,506
04/2022	$11,843	$11,069
05/2022	$11,822	$11,141
06/2022	$11,301	$10,966
07/2022	$11,623	$11,234
08/2022	$11,449	$10,917
09/2022	$10,989	$10,445
10/2022	$10,983	$10,310
11/2022	$11,334	$10,689
12/2022	$11,284	$10,641
01/2023	$11,770	$10,968
02/2023	$11,481	$10,684
03/2023	$11,614	$10,956
04/2023	$11,642	$11,022
05/2023	$11,454	$10,902
06/2023	$11,553	$10,863
07/2023	$11,648	$10,856
08/2023	$11,573	$10,786
09/2023	$11,317	$10,512
10/2023	$11,047	$10,346
11/2023	$11,583	$10,815
12/2023	$12,130	$11,229
01/2024	$12,156	$11,198
02/2024	$12,064	$11,040
03/2024	$12,232	$11,142
04/2024	$11,919	$10,860
05/2024	$12,143	$11,044
06/2024	$12,248	$11,149
07/2024	$12,510	$11,409
08/2024	$12,731	$11,573
09/2024	$13,053	$11,728
10/2024	$12,871	$11,437
11/2024	$13,011	$11,558
12/2024	$12,886	$11,369
01/2025	$13,009	$11,430
02/2025	$13,202	$11,681
03/2025	$13,166	$11,685
04/2025	$13,217	$11,731
05/2025	$13,285	$11,647
06/2025	$13,509	$11,826
07/2025	$13,506	$11,795
08/2025	$13,727	$11,936
09/2025	$13,803	$12,067
10/2025	$13,844	$12,142
11/2025	$13,945	$12,217
12/2025	$13,995	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 12/31/97
Admin Class	8.60%	2.11%	3.42%	6.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Dec. 31, 2097
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 4,407,846,032
Holdings Count | Holding	721
Advisory Fees Paid, Amount	$ 21,688,671
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,407,846,032
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	721
Portfolio Turnover Rate	104%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,688,671

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.0%
ABS Home Equity	3.2%
Banking	3.4%
Equity-Linked Notes	3.4%
Life Insurance	3.4%
Finance Companies	3.8%
Sovereigns	4.0%
Cable Satellite	4.2%
Technology	6.2%
ABS Other	6.6%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.5
U.S. Treasury	12.6
Not ratedFootnote Reference^	18.8
CCC	2.2
B	5.7
BB	15.1
BBB	35.9
A	6.9
AA	1.9
AAA	0.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Name change: Effective December 31, 2025, the Board of Trustees approved a change in the name of the Fund to Loomis Sayles Income Fund (formerly Loomis Sayles Bond Fund).

Objective change: Effective December 31, 2025, the Fund’s investment objective was replaced as follows: The Fund seeks to provide income with a secondary objective of capital appreciation.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 1.14% from 1.15%.

Material Fund Change Name [Text Block]	Name change: Effective December 31, 2025, the Board of Trustees approved a change in the name of the Fund to Loomis Sayles Income Fund (formerly Loomis Sayles Bond Fund).
Material Fund Change Objectives [Text Block]	Objective change: Effective December 31, 2025, the Fund’s investment objective was replaced as follows: The Fund seeks to provide income with a secondary objective of capital appreciation.
Material Fund Change Expenses [Text Block]	Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 1.14% from 1.15%.
Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000125493
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Income Fund
Class Name	Class N
Trading Symbol	LSBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$62	0.59%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications along with finance companies.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,749	$10,138
02/2016	$9,783	$10,210
03/2016	$10,283	$10,303
04/2016	$10,537	$10,343
05/2016	$10,469	$10,345
06/2016	$10,646	$10,531
07/2016	$10,863	$10,598
08/2016	$10,974	$10,586
09/2016	$11,017	$10,580
10/2016	$10,906	$10,499
11/2016	$10,779	$10,250
12/2016	$10,880	$10,265
01/2017	$11,104	$10,285
02/2017	$11,250	$10,354
03/2017	$11,248	$10,349
04/2017	$11,313	$10,428
05/2017	$11,403	$10,509
06/2017	$11,529	$10,498
07/2017	$11,677	$10,543
08/2017	$11,650	$10,638
09/2017	$11,694	$10,587
10/2017	$11,622	$10,593
11/2017	$11,653	$10,580
12/2017	$11,703	$10,628
01/2018	$11,824	$10,506
02/2018	$11,689	$10,406
03/2018	$11,718	$10,473
04/2018	$11,684	$10,395
05/2018	$11,641	$10,469
06/2018	$11,635	$10,456
07/2018	$11,736	$10,459
08/2018	$11,739	$10,526
09/2018	$11,806	$10,458
10/2018	$11,594	$10,376
11/2018	$11,533	$10,438
12/2018	$11,366	$10,630
01/2019	$11,765	$10,742
02/2019	$11,861	$10,736
03/2019	$11,959	$10,942
04/2019	$12,084	$10,945
05/2019	$12,001	$11,139
06/2019	$12,292	$11,279
07/2019	$12,284	$11,304
08/2019	$12,326	$11,597
09/2019	$12,393	$11,535
10/2019	$12,475	$11,570
11/2019	$12,398	$11,564
12/2019	$12,702	$11,556
01/2020	$12,711	$11,778
02/2020	$12,449	$11,990
03/2020	$11,210	$11,920
04/2020	$11,456	$12,132
05/2020	$11,789	$12,188
06/2020	$11,969	$12,265
07/2020	$12,383	$12,448
08/2020	$12,426	$12,348
09/2020	$12,311	$12,341
10/2020	$12,253	$12,286
11/2020	$12,815	$12,406
12/2020	$12,982	$12,424
01/2021	$12,884	$12,334
02/2021	$12,826	$12,156
03/2021	$12,822	$12,005
04/2021	$12,991	$12,099
05/2021	$13,090	$12,139
06/2021	$13,336	$12,224
07/2021	$13,418	$12,361
08/2021	$13,478	$12,337
09/2021	$13,362	$12,231
10/2021	$13,421	$12,227
11/2021	$13,248	$12,263
12/2021	$13,400	$12,232
01/2022	$13,076	$11,968
02/2022	$12,879	$11,835
03/2022	$12,714	$11,506
04/2022	$12,271	$11,069
05/2022	$12,254	$11,141
06/2022	$11,725	$10,966
07/2022	$12,062	$11,234
08/2022	$11,879	$10,917
09/2022	$11,410	$10,445
10/2022	$11,409	$10,310
11/2022	$11,776	$10,689
12/2022	$11,730	$10,641
01/2023	$12,248	$10,968
02/2023	$11,954	$10,684
03/2023	$12,097	$10,956
04/2023	$12,120	$11,022
05/2023	$11,932	$10,902
06/2023	$12,040	$10,863
07/2023	$12,154	$10,856
08/2023	$12,083	$10,786
09/2023	$11,812	$10,512
10/2023	$11,538	$10,346
11/2023	$12,109	$10,815
12/2023	$12,682	$11,229
01/2024	$12,715	$11,198
02/2024	$12,624	$11,040
03/2024	$12,804	$11,142
04/2024	$12,485	$10,860
05/2024	$12,724	$11,044
06/2024	$12,838	$11,149
07/2024	$13,117	$11,409
08/2024	$13,364	$11,573
09/2024	$13,693	$11,728
10/2024	$13,510	$11,437
11/2024	$13,673	$11,558
12/2024	$13,540	$11,369
01/2025	$13,685	$11,430
02/2025	$13,880	$11,681
03/2025	$13,860	$11,685
04/2025	$13,919	$11,731
05/2025	$13,985	$11,647
06/2025	$14,237	$11,826
07/2025	$14,240	$11,795
08/2025	$14,477	$11,936
09/2025	$14,563	$12,067
10/2025	$14,613	$12,142
11/2025	$14,726	$12,217
12/2025	$14,787	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 2/1/13
Class N	9.21%	2.64%	3.99%	3.20%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Feb. 01, 2013
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 4,407,846,032
Holdings Count | Holding	721
Advisory Fees Paid, Amount	$ 21,688,671
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,407,846,032
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	721
Portfolio Turnover Rate	104%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,688,671

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.0%
ABS Home Equity	3.2%
Banking	3.4%
Equity-Linked Notes	3.4%
Life Insurance	3.4%
Finance Companies	3.8%
Sovereigns	4.0%
Cable Satellite	4.2%
Technology	6.2%
ABS Other	6.6%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.5
U.S. Treasury	12.6
Not ratedFootnote Reference^	18.8
CCC	2.2
B	5.7
BB	15.1
BBB	35.9
A	6.9
AA	1.9
AAA	0.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Name change: Effective December 31, 2025, the Board of Trustees approved a change in the name of the Fund to Loomis Sayles Income Fund (formerly Loomis Sayles Bond Fund).

Objective change: Effective December 31, 2025, the Fund’s investment objective was replaced as follows: The Fund seeks to provide income with a secondary objective of capital appreciation.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.59% from 0.60%.

Material Fund Change Name [Text Block]	Name change: Effective December 31, 2025, the Board of Trustees approved a change in the name of the Fund to Loomis Sayles Income Fund (formerly Loomis Sayles Bond Fund).
Material Fund Change Objectives [Text Block]	Objective change: Effective December 31, 2025, the Fund’s investment objective was replaced as follows: The Fund seeks to provide income with a secondary objective of capital appreciation.
Material Fund Change Expenses [Text Block]	Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.59% from 0.60%.
Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018133
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	LSIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Investment Grade Fixed Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$55	0.53%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Our selection to investment grade corporate credits was a contributor, as select names in insurance and energy were beneficial.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

Top Detractors from Performance

•Our duration and yield curve positioning detracted from performance over the year.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,955	$10,138
02/2016	$10,033	$10,210
03/2016	$10,399	$10,303
04/2016	$10,560	$10,343
05/2016	$10,490	$10,345
06/2016	$10,649	$10,531
07/2016	$10,800	$10,598
08/2016	$10,862	$10,586
09/2016	$10,850	$10,580
10/2016	$10,756	$10,499
11/2016	$10,603	$10,250
12/2016	$10,641	$10,265
01/2017	$10,872	$10,285
02/2017	$10,963	$10,354
03/2017	$10,985	$10,349
04/2017	$11,067	$10,428
05/2017	$11,161	$10,509
06/2017	$11,288	$10,498
07/2017	$11,427	$10,543
08/2017	$11,447	$10,638
09/2017	$11,472	$10,587
10/2017	$11,445	$10,593
11/2017	$11,479	$10,580
12/2017	$11,536	$10,628
01/2018	$11,601	$10,506
02/2018	$11,419	$10,406
03/2018	$11,432	$10,473
04/2018	$11,384	$10,395
05/2018	$11,336	$10,469
06/2018	$11,312	$10,456
07/2018	$11,524	$10,459
08/2018	$11,533	$10,526
09/2018	$11,617	$10,458
10/2018	$11,363	$10,376
11/2018	$11,346	$10,438
12/2018	$11,296	$10,630
01/2019	$11,626	$10,742
02/2019	$11,719	$10,736
03/2019	$11,790	$10,942
04/2019	$11,829	$10,945
05/2019	$11,779	$11,139
06/2019	$12,100	$11,279
07/2019	$12,081	$11,304
08/2019	$12,111	$11,597
09/2019	$12,136	$11,535
10/2019	$12,245	$11,570
11/2019	$12,204	$11,564
12/2019	$12,353	$11,556
01/2020	$12,359	$11,778
02/2020	$12,262	$11,990
03/2020	$11,487	$11,920
04/2020	$11,696	$12,132
05/2020	$12,012	$12,188
06/2020	$12,217	$12,265
07/2020	$12,712	$12,448
08/2020	$12,727	$12,348
09/2020	$12,686	$12,341
10/2020	$12,666	$12,286
11/2020	$13,135	$12,406
12/2020	$13,241	$12,424
01/2021	$13,098	$12,334
02/2021	$12,985	$12,156
03/2021	$12,919	$12,005
04/2021	$13,053	$12,099
05/2021	$13,142	$12,139
06/2021	$13,254	$12,224
07/2021	$13,348	$12,361
08/2021	$13,396	$12,337
09/2021	$13,282	$12,231
10/2021	$13,330	$12,227
11/2021	$13,249	$12,263
12/2021	$13,347	$12,232
01/2022	$13,079	$11,968
02/2022	$12,879	$11,835
03/2022	$12,647	$11,506
04/2022	$12,229	$11,069
05/2022	$12,256	$11,141
06/2022	$11,943	$10,966
07/2022	$12,226	$11,234
08/2022	$11,990	$10,917
09/2022	$11,520	$10,445
10/2022	$11,389	$10,310
11/2022	$11,784	$10,689
12/2022	$11,748	$10,641
01/2023	$12,215	$10,968
02/2023	$11,906	$10,684
03/2023	$12,170	$10,956
04/2023	$12,242	$11,022
05/2023	$12,083	$10,902
06/2023	$12,084	$10,863
07/2023	$12,126	$10,856
08/2023	$12,064	$10,786
09/2023	$11,793	$10,512
10/2023	$11,616	$10,346
11/2023	$12,181	$10,815
12/2023	$12,689	$11,229
01/2024	$12,735	$11,198
02/2024	$12,595	$11,040
03/2024	$12,732	$11,142
04/2024	$12,434	$10,860
05/2024	$12,660	$11,044
06/2024	$12,771	$11,149
07/2024	$13,057	$11,409
08/2024	$13,282	$11,573
09/2024	$13,483	$11,728
10/2024	$13,165	$11,437
11/2024	$13,318	$11,558
12/2024	$13,087	$11,369
01/2025	$13,186	$11,430
02/2025	$13,453	$11,681
03/2025	$13,416	$11,685
04/2025	$13,392	$11,731
05/2025	$13,372	$11,647
06/2025	$13,622	$11,826
07/2025	$13,613	$11,795
08/2025	$13,764	$11,936
09/2025	$13,945	$12,067
10/2025	$13,997	$12,142
11/2025	$14,088	$12,217
12/2025	$14,080	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 2/28/06
Institutional Class	7.59%	1.24%	3.48%	6.89%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Feb. 28, 2006
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 191,202,491
Holdings Count | Holding	609
Advisory Fees Paid, Amount	$ 724,965
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$191,202,491
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	609
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$724,965

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.1%
Finance Companies	3.4%
ABS Home Equity	3.8%
Banking	4.6%
ABS Car Loan	5.1%
Collateralized Loan Obligations	6.4%
Technology	6.4%
ABS Other	7.9%
Treasuries	18.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.7
US Treasury	16.4
Not ratedFootnote Reference^	21.1
CCC	0.7
B	1.9
BB	6.4
BBB	39.6
A	7.9
AA	1.8
AAA	2.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.